UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [   ]; Amendment Number: _____

This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ]
adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Liberty Capital Management
           -----------------------------------------------------
Address:   255 South Old Woodward
           Suite 204
           Birmingham, MI 48009

           -----------------------------------------------------

Form 13F File Number: 28-03742
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles W. Brown
        ---------------------------------
Title:  Vice President
        ---------------------------------
Phone:  248.258.9290
        ---------------------------------

Signature, Place, and Date of Signing:

/s/ Charles W. Brown               Birmingham, MI                  1/29/2008
--------------------               -------------                  -----------
    [Signature]                    [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-03742___________   ________________________________________
        [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                                   --

Form 13F Information Table Entry Total:           100
Form 13F Information Table Value Total:  $116,024,000
                                         ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ -----
ABBOTT LABS COM                COM              002824100     2961   52725 SH       SOLE             52725
AFFILIATED COMPUTER CL A       CL A             008190100      312    6925 SH       SOLE              6925
AFLAC INC COM                  COM              001055102     3969   63029 SH       DEFINED          63029    350
ALTRA HOLDINGS INC COM         COM              02208r106      233   14000 SH       SOLE             14000
ALTRIA GROUP INC               COM              02209s103     2171   34768 SH       SOLE             28726
AMERICAN EXPRESS CO COM        COM              025816109      676   13000 SH       SOLE             13000
AMERICAN INTL GROUP COM        COM              026874107     2322   44623 SH       SOLE             39823
AMERICAN TEL&TELEG CO COM      COM              00206r102      798   13150 SH       DEFINED          13150         6042
AMGEN INC COM                  COM              031162100      352    7575 SH       SOLE              7575
APPLIED MATLS INC COM          COM              038222105     1278   67167 SH       DEFINED          67167   4800
AUTOMATIC DATA PROCESS COM     COM              053015103      598   13426 SH       SOLE             13426
BANK OF AMERICA                COM              060505104     1276   30925 SH       SOLE             30925
BAXTER INTL INC COM            COM              071813109     1019   17551 SH       SOLE             17551
BERKSHIRE HATHAWAY INC CL A    CL A             084670108      283     702 SH       SOLE                 2
BRITISH PETE PLC AMERN SH      ADR              055622104      350    5378 SH       SOLE              4778
CENTURYTEL INC                 COM              156700106      499   12039 SH       SOLE             12039
CHEVRONTEXACO CORP COM         COM              166764100     3174   33311 SH       DEFINED          33311          700
CHURCH & DWIGHT INC COM        COM              171340102     2939   53752 SH       DEFINED          53751    600
CIMAREX ENERGY CO COM          COM              171798101     1260   29625 SH       SOLE             29625
CISCO SYS INC COM              COM              17275r102      544   20220 SH       SOLE             20100
CITIGROUP INC COM              COM              172967101      657   22317 SH       DEFINED          22317            1
COHEN & STEERS QTY RLY COM     COM              19247l106      183   12720 SH       SOLE             12600
COMERICA INC COM               COM              200340107      508   11557 SH       DEFINED          11557          120
CONSTELLATION BRANDS CL A      CL A             21036p108     1651   69834 SH       DEFINED          69834
COSTCO WHSL CORP NEW COM       COM              22160k105      380    5450 SH       SOLE              5450
CVS CORP COM                   COM              126650100     2930   74559 SH       SOLE             73709
DANAHER CORP DEL COM           COM              235851102     3218   36676 SH       SOLE             36676
DENTSPLY INTL INC NEW COM      COM              249030107     2433   54052 SH       SOLE             54052
DIGITAL RIV INC COM            COM              25388b104      605   21289 SH       DEFINED          17455    850
EMERSON ELEC CO COM            COM              291011104      491    9310 SH       SOLE              8660
EXELON CORP COM                COM              30161n101      325    7816 SH       SOLE              3982
EXXON MOBIL CORP COM           COM              30231g102     2735   25363 SH       DEFINED          25363         3834
FISERV INC COM                 COM              337738108      597   10100 SH       DEFINED          10100    650
FORD MTR CO DEL COM PAR $0.01  COM              345370860      204   18978 SH       SOLE             16478
FORTUNE BRANDS INC COM         COM              349631101      269    3724 SH       SOLE              3724
FRANKLIN RES INC COM           COM              354613101      755    6601 SH       SOLE              6601
GENERAL ELEC CO COM            COM              369604103     2356   61057 SH       DEFINED          61057         2500
GENWORTH FINL INC COM CL A     COM              37247d106      855   33597 SH       SOLE             33597
GOOGLE INC CL A                COM              38259p508      207     300 SH       SOLE               300
GRACO INC COM                  CL A             384109104      820   22001 SH       SOLE             22001
HARLEY DAVIDSON INC COM        COM              412822108     1079   23094 SH       SOLE             23094
HCP INC REIT                   REIT             421915109      202    5800 SH       SOLE              5800
HEALTH CARE REIT INC COM       REIT             42217k106      561   12550 SH       SOLE             12550
HEWLETT PACKARD                COM              428236103      232    4944 SH       SOLE              4594
HONEYWELL INTL INC COM         COM              438516106      733   12100 SH       SOLE             11900
HSBC HLDGS PLC SPON ADR NEW    ADR              404280406      346    4138 SH       SOLE              4138
ILLINOIS TOOL WKS INC COM      COM              452308109      407    7246 SH       DEFINED           7246    350
INDIA FD INC COM               ETF              454089103     1266   20134 SH       DEFINED          20134    200
INTEL CORP COM                 COM              458140100      585   21948 SH       DEFINED          21948
INTERNATIONAL BUS MACH COM     COM              459200101     2174   20110 SH       SOLE             20110
INTUIT COM                     COM              461202103     1074   34075 SH       SOLE             33975
ISHARES INC MSCI PAC EX-J IDX  ETF              464286665      515    3340 SH       SOLE              3340
ISHARES TR COHEN&ST RLTY       ETF              464287564      791   10000 SH       SOLE             10000
ISHARES TR FTSE XNHUA IDX      ETF              464287184     1433    8310 SH       DEFINED           8310    100
CHINA
ISHARES TR MSCI EAFE IDX EU,   ETF              464287465     1703   21688 SH       SOLE             21688
ASIA,
ISHARES TR MSCI EMERG MKT      ETF              464287234     1432    9528 SH       SOLE              9528
ISHARES TR RUSSELL MCP GR      ETF              464287234     1107    9717 SH       SOLE              9717
ISHARES TR RUSSELL MCP VL      ETF              464287473      663    4703 SH       SOLE              4703
ISHARES TR RUSSELL1000 GRW     ETF              464287614      411    6756 SH       SOLE              6756
ISHARES TR RUSSELL1000VAL      ETF              464287598      246    3067 SH       SOLE              3067
ISHARES TR S&P LATIN AM 40     ETF              464287390      663    2665 SH       SOLE              2665
ISHARES TR S&P SMLCP GROW      ETF              464287887      312    2913 SH       SOLE              2313
JOHNSON & JOHNSON COM          COM              478160104     3008   45100 SH       SOLE             45100
JOHNSON CTLS INC COM           COM              478366107      348    9648 SH       SOLE              9648
KIMBERLY CLARK CORP COM        COM              494368103      378   27197 SH       DEFINED           4850          600
KINDER MORGAN ENERGY UT LTD    LP               494550106     1203   24275 SH       SOLE             22275
PARTNER
KRAFT FOODS INC CL A           CL A             50075n104      221    6788 SH       SOLE              6788
LEGGETT & PLATT INC COM        COM              524660107      397     400 SH       DEFINED            400        22347
LINEAR TECHNOLOGY CORP COM     COM              535678106      206    4475 SH       DEFINED           4475   2000
LOWES COS INC COM              COM              548661107     1205   53261 SH       SOLE             53261
MBT FINANCIAL CORP             COM              578877102      718   82664 SH       SOLE             81362
MCDONALDS CORP COM             COM              580135101      780   13236 SH       SOLE             13236
MCKESSON HBOC INC COM          COM              58155q103      347    5300 SH       SOLE              5300
MEDCO HEALTH SOLUTIONS COM     COM              58405u102     3184   30100 SH       DEFINED          30100         1302
MEDTRONIC INC COM              COM              585055106     1244   24738 SH       SOLE             24738
MICROSOFT CORP COM             COM              594918104     2707   76053 SH       SOLE             76053
MINNESOTA MNG & MFG CO COM     COM              88579y101      202    2400 SH       DEFINED           2400
MONSANTO CO NEW COM            COM              61166w104     1502   13525 SH       SOLE             13450
MORGAN J P CHASE CO INC COM    COM              46625h100      502   11497 SH       SOLE             11497
NOVARTIS A G SPONSORED ADR     ADR              66987v106      223    4100 SH       SOLE              4100
PEPSICO INC COM                COM              713448108     4032   62473 SH       DEFINED          53049     75
PITNEY BOWES INC COM           COM              724479100      281    8089 SH       SOLE              7389
POWERSHARES     TRUST SER 1    ETF              73935a104      863   16850 SH       SOLE             16850
PROCTER & GAMBLE CO COM        COM              742718109     3880   43427 SH       DEFINED          43427         9424
QUALCOMM INC COM               COM              747525103      457   10925 SH       DEFINED          10925    700
SCHLUMBERGER LTD COM           COM              806857108      610    6199 SH       SOLE              6199
STRYKER CORP COM               COM              863667101     2801   37486 SH       SOLE             37486
SYSCO CORP COM                 COM              871829107     1603   51350 SH       SOLE             51350
T ROWE PRICE GROUP INC         COM              74144t108     2158   35451 SH       SOLE             35451
UNITED PARCEL SERVICE CL B     CL B             911312106     2065   29205 SH       SOLE             29205
UNITED TECHNOLOGIES CP COM     COM              913017109     2575   33639 SH       SOLE             33639
VAN KAMPEN DYN CREDIT COM      COM              921166104       24   18407 SH       SOLE              1500
VANGUARD SECTOR INDEX ENERGY   ETF              92204a306      817    7200 SH       SOLE              7200
VIPERS
VANGUARD SECTOR INDEX INF TECH ETF              92204a702      997   19590 SH       SOLE             16590
VIPE
VERIZON COMMUNICATIONS COM     COM              92343v104      862    2816 SH       DEFINED           2816        16907
WAL MART STORES INC COM        COM              931142103      303    6370 SH       SOLE              6370
WALGREEN                       COM              931422109     2026   50200 SH       DEFINED          50200   3000
WELLS FARGO & CO NEW COM       COM              949746101     2554   84603 SH       SOLE             84603
WYETH                          COM              983024100      544   12300 SH       SOLE             12300
ZIMMER HLDGS INC COM           COM              98956p102     1067   16137 SH       SOLE             16137